Provisions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provisions, beginning	R$ 1,448,493	R$ 1,252,302	R$ 1,035,808
Additional provisions	421,878	250,374	270,575
Interest and inflation adjustment	274,666	216,855	295,777
Use of the accrual	(412,852)	(144,847)	(214,689)
Amounts not used (reversal)	(121,401)	(126,191)	(135,169)
Provisions, ending	1,610,784	1,448,493	1,252,302
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	168,258	160,705	253,665
Additional provisions	12,258	32,996	16,465
Interest and inflation adjustment	21,316	29,685	19,638
Use of the accrual	(29,363)	(30,972)	(78,640)
Amounts not used (reversal)	(21,446)	(24,156)	(50,423)
Provisions, ending	151,023	168,258	160,705
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	477,854	410,734	153,654
Additional provisions	78,481	92,135	149,566
Interest and inflation adjustment	56,934	90,788	201,259
Use of the accrual	(309,321)	(71,238)	(68,801)
Amounts not used (reversal)	(46,868)	(44,565)	(24,944)
Provisions, ending	257,080	477,854	410,734
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	95,601	86,083	93,910
Additional provisions	22,485	15,477	15,944
Interest and inflation adjustment	13,708	12,850	11,109
Use of the accrual	(9,248)	(10,056)	(23,009)
Amounts not used (reversal)	(23,084)	(8,753)	(11,871)
Provisions, ending	99,462	95,601	86,083
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	57,509	59,678	59,143
Additional provisions	18,216	8,630	4,333
Interest and inflation adjustment	7,837	8,054	2,737
Use of the accrual	(1,568)	(15,133)	(1,875)
Amounts not used (reversal)	(2,462)	(3,720)	(4,660)
Provisions, ending	79,532	57,509	59,678
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	349,962	316,880	325,129
Additional provisions	307,352	100,245	61,782
Interest and inflation adjustment	131,139	36,373	35,541
Use of the accrual	(76,884)	(66,220)	(61,039)
Amounts not used (reversal)	(57,292)	(37,316)	(44,533)
Provisions, ending	654,277	349,962	316,880
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	331,326	249,582	192,950
Additional provisions	38,632	40,477	35,392
Interest and inflation adjustment	48,511	50,957	27,718
Use of the accrual	(300)	(33)
Amounts not used (reversal)	(11,297)	(9,657)	(6,478)
Provisions, ending	406,872	331,326	249,582
Subtotal Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	1,480,510	1,283,662	1,078,451
Additional provisions	477,424	289,960	283,482
Interest and inflation adjustment	279,445	228,707	298,002
Use of the accrual	(426,684)	(193,652)	(233,364)
Amounts not used (reversal)	(162,449)	(128,167)	(142,909)
Provisions, ending	1,648,246	1,480,510	1,283,662
Escrow Deposit [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	(32,017)	(31,360)	(42,643)
Additional provisions	(55,546)	(39,586)	(12,907)
Interest and inflation adjustment	(4,779)	(11,852)	(2,225)
Provisions, ending	(37,462)	(32,017)	(31,360)
Use of the accrual	13,832	(48,805)	(18,675)
Amounts not used (reversal)	41,048	1,976	7,740
Use of the accrual	R$ (13,832)	R$ 48,805	R$ 18,675